CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A ordinary shares [Member] Common Stock	Class B ordinary shares [Member] Common Stock
Balance at the beginning at Feb. 18, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 18, 2021				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	25,000	24,281			$ 719
Issuance of Class B ordinary shares to Sponsor (in shares)					7,187,500
Sale of private placement shares to Sponsor	9,070,000	9,069,909		$ 91
Sale of private placement shares to Sponsor (in shares)				907,000
Accretion of Class A ordinary shares subject to possible redemption amount	(16,099,366)	(9,094,190)	(7,005,176)
Forfeiture of Class B ordinary shares		31			$ (31)
Forfeiture of Class B ordinary shares (in shares)					(312,500)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital and accumulated deficit	52,553	(31)	52,584
Net income (loss)	(1,100,581)		(1,100,581)
Balance at the end at Dec. 31, 2021	(8,052,394)	0	(8,053,173)	$ 91	$ 688
Balance at the end (in shares) at Dec. 31, 2021				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(352,885)		(352,885)
Balance at the end at Mar. 31, 2022	(8,405,279)	0	(8,406,058)	$ 91	$ 688
Balance at the end (in shares) at Mar. 31, 2022				907,000	6,875,000
Balance at the beginning at Dec. 31, 2021	(8,052,394)	0	(8,053,173)	$ 91	$ 688
Balance at the beginning (in shares) at Dec. 31, 2021				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for accretion of Class A ordinary share subject to possible redemption amount	(3,565,421)
Net income (loss)	(591,638)
Balance at the end at Jun. 30, 2022	(5,078,611)
Balance at the beginning at Dec. 31, 2021	(8,052,394)	0	(8,053,173)	$ 91	$ 688
Balance at the beginning (in shares) at Dec. 31, 2021				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for accretion of Class A ordinary share subject to possible redemption amount	(2,703,431)
Net income (loss)	(61,659)
Balance at the end at Sep. 30, 2022	(5,410,622)
Balance at the beginning at Dec. 31, 2021	(8,052,394)	0	(8,053,173)	$ 91	$ 688
Balance at the beginning (in shares) at Dec. 31, 2021				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for accretion of Class A ordinary share subject to possible redemption amount	3,166,410		3,166,410
Net income (loss)	274,559		274,559
Balance at the end at Dec. 31, 2022	(4,611,425)	0	(4,612,204)	$ 91	$ 688
Balance at the end (in shares) at Dec. 31, 2022				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for accretion of Class A ordinary share subject to possible redemption amount	812,073		812,073
Net income (loss)	1,499,978		1,499,978
Balance at the end at Mar. 31, 2023	$ (2,299,374)	$ 0	$ (2,300,153)	$ 91	$ 688
Balance at the end (in shares) at Mar. 31, 2023				907,000	6,875,000